Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	30 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Kingsbarn Dividend Opportunity ETF [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kingsbarn Dividend Opportunity ETF
Average Annual Return, Percent		(9.27%)	(0.08%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		31.05%	25.41%
MVIS US Mortgage REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Mortgage REITs Index
Average Annual Return, Percent		17.43%	13.59%
MVIS US Business Development Companies Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVIS US Business Development Companies Index
Average Annual Return, Percent		(1.74%)	5.98%